Annual Operating Expenses {- Fidelity® 500 Index Fund} - 02.28 Fidelity 500 Index Fund PRO-13 - Fidelity® 500 Index Fund - Fidelity 500 Index Fund	Apr. 29, 2021
Operating Expenses:
Management fee	0.015%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.015%

[1]	(a)Adjusted to reflect current fees.